Note 18 - Condensed Consolidating Financial Statements (Details) - Condensed Consolidating Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended								10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ (28,722)	$ 5,097	$ 4,929	$ 3,517	$ (15,188)	$ 4,488	$ 12,824	$ 2,231	$ (1,845) [1]	$ (15,179)	$ 4,355	[1]	$ (1,845)
Other comprehensive (loss):
Foreign currency translation									0	(937)	(112)	[1]
Comprehensive income (loss)									(1,845)	(16,116)	4,243	[1]
Comprehensive income (loss) attributable to non-controlling interests									0	4,658	22	[1]
Comprehensive income (loss) attributable to controlling interests									(1,845)	(20,774)	4,221	[1]
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)										(15,563)	(1,394)
Other comprehensive (loss):
Foreign currency translation										0	0
Comprehensive income (loss)										(15,563)	(1,394)
Comprehensive income (loss) attributable to non-controlling interests										4,646	0
Comprehensive income (loss) attributable to controlling interests										(20,209)	(1,394)
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)										(13,843)	6,865
Other comprehensive (loss):
Foreign currency translation										0	0
Comprehensive income (loss)										(13,843)	6,865
Comprehensive income (loss) attributable to non-controlling interests										291	22
Comprehensive income (loss) attributable to controlling interests										(14,134)	6,843
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)										93	(1,116)
Other comprehensive (loss):
Foreign currency translation										(621)	(112)
Comprehensive income (loss)										(528)	(1,228)
Comprehensive income (loss) attributable to non-controlling interests											0
Comprehensive income (loss) attributable to controlling interests										(528)	(1,228)
Consolidation, Eliminations [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)										14,134
Other comprehensive (loss):
Foreign currency translation										(316)	0
Comprehensive income (loss)										13,818
Comprehensive income (loss) attributable to non-controlling interests										(279)	0
Comprehensive income (loss) attributable to controlling interests										$ 14,097

[1]	Recast - Note 2